Supplement to New York Spinnaker Plus Prospectus
               Supplement dated April 30, 2010
         to Prospectus dated June 16, 1997 as supplemented

The disclosure set forth below replaces and updates the information under the heading "EXPENSE TABLE" found in the prospectus and any prior supplements.

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        FIRST SYMETRA SEPARATE ACCOUNT S EXPENSE TABLE
===================================================================
OWNER TRANSACTION EXPENSES
Contingent Deferred Sales Charge (as a percentage of the amount withdrawn)
 No charge for first 10% of contract value withdrawn in a contract year. Thereafter, the charge is:
	year 1	8%	year 4	5%	year 7	2%
	year 2	7%	year 5	4%	year 8	1%
	year 3	6%	year 6	3%	year 9+	0%

Withdrawal Charge
 No charge for first withdrawal in a contract year; thereafter, the charge is $25 per withdrawal or, if less, 2% of the amount of the withdrawal.

Transfer Charge
 No charge for first 12 transfers in a contract year; thereafter, the charge is $10 per transfer or, if less, 2% of the amount transferred.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE
 None.
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SEPARATE ACCOUNT ANNUAL EXPENSES		Mortality and Expense Risk Charge		1.25%
(as a percentage of average account value)	Asset Related Administration Charge	 	None
						Total Separate Account Annual Expenses		1.25%
												=====
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The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2009.  The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, First Symetra may receive an asset based administrative fee from the fund's advisor or distributor.  These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios.  In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.  Such distribution or "12b-1" fees are disclosed in the table below.

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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced 	   0.90% 	None		0.01% 		0.91%	  None		0.91%
 Fund
American Century VP International  1.36% 	None		0.02% 		1.38%	  None		1.38%
 Fund

Federated Capital Income           0.75% 	None		1.52% 		2.27%	  -0.93% (1)	1.34%
 Fund II
Federated High Income Bond         0.60%	None		0.45% 		1.05%	  -0.20% (2)	0.85%
 Fund II - Primary Shares

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ING Global Resources Portfolio -   0.65%	0.25%		0.01%		0.91%	   None		0.91%
 Class S
ING JPMorgan Emerging Markets      1.25%	None		0.01%		1.26%	   None		1.26%
 Equity Portfolio - Class I

Pioneer Bond VCT Portfolio -       0.50%	None		0.26%		0.76%	  -0.14%	0.62% (3)
 Class I Shares
Pioneer Fund VCT Portfolio - 	   0.65%	None		0.09%		0.74%	   None		0.74%
 Class I Shares
Pioneer Growth Opportunities       0.74%	None		0.14%		0.88%	  -0.03%	0.85% (4)
 VCT Portfolio  - Class I Shares
Pioneer Mid Cap Value  VCT 	   0.65%	None		0.10%		0.75%	    None	0.75%
 Portfolio - Class I Shares
Pioneer Money Market VCT Portfolio 0.40%	None		0.26%		0.66%	    None	0.66%
 - Class I Shares


The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information.
 1  The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 1.13% (the "Fee Limit") through the later of (the
"Termination Date"): (a) February 28, 2011; or (b) the date of the Fund's next effective Prospectus. While the
Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination
Date with the agreement of the Fund's Board of Trustees.

 2  The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's
Primary Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.85% (the "Fee Limit") through the later of (the "Termination Date"): (a) February 28, 2011; or (b) the date of the Fund's next effective
Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

 3  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2011 under which Pioneer  has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares.  Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1,
2011. See the statement of additional information for details regarding the expense limitation agreement.

 4  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2011 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to
0.85% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2011.  See the statement of additional information for details regarding the expense limitation agreement.



Explanation of Expense Table
1.	The purpose of the Expense Table is to show the various expenses you will incur directly and indirectly
	by investing in the contract.  The Expense Table reflects expenses of the Separate Account as well as the
	portfolios.  Changes to the portfolio expenses affect the results of the expense Examples in your
	prospectus and any previous supplements.  Although we have chosen not to update the Examples here,
	they still generally show how expenses and charges affect your contract value.
2.	There are situations where all or some of the owner transaction expenses do not apply. See "Charges and
	Deductions" for a complete discussion.

You may request free copies of the First Symetra financial statements by calling us at 1-800-796-3872 or by visiting our website at www.symetra.com/ny.
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